Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 7,113	$ 7,029
Commission receivable from insurance brokerage [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable		572
Receivable from hotel operations, hospitality and VIP services [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	1,136	1,484
Receivable from media and entertainment services [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 5,977	$ 4,973